Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party
Note 8	Related Party

Related Party Transactions by VSee Lab

Notwithstanding the legal form of the business combination pursuant to the Business Combination Agreement, since the Business Combination was accounted for as a reverse recapitalization between VSee Lab and DHAC, and VSee Lab as the accounting acquirer and iDoc as the accounting acquiree and the historical comparative financial information prior to June 24, 2024 as presented in this quarterly report is that of VSee Lab, the following related party transactions incurred by VSee Lab were reported hereby.

(1).	During the year ended December 31, 2022, employees subscribed $127,710 of cash for shares in VSee Lab representing 597,000 common stock shares in VSee Lab. As a result of the Closing of the Business Combination, the shares were issued to the subscribing employees for total 239,424 shares of common stock in VSee Health, Inc. and as such the payable was reclassified to equity in additional paid in capital as share were issued. In addition, $210,796 of the related party payable was eliminated at consolidation between iDoc and VSee Lab. The balance due to the related party as of September 30, 2024 and December 31, 2023 was $0 and $338,506, respectively.
(2).	During the year ended December 31, 2022, VSee Lab received a loan of $110,000 from the then CEO, Milton Chen, for advanced cash and paid operating expenses incurred by VSee Lab. On March 29, 2023, VSee Lab revised the terms of the loan to a 10.00% original issue discount promissory note with a principal balance of $121,000 from Mr. Milton Chen for advanced cash and paid operating expenses on behalf of VSee Lab. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and is amortized as interest expense via effective interest method over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of September 30, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $121,000. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $7,865 in accrued interest for the three months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $23,595 in accrued interest for a total interest expense of $23,595 for the nine months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) had $41,525, and $17,930 in accrued interest as of September 30, 2024 and December 31, 2023, respectively, which are included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.
(3).	On March 29, 2023, VSee Lab received a 10.00% original issue discount promissory note with a principal balance of $132,000 from the then CEO, Milton Chen, for advanced cash and paid operating expenses on behalf of VSee Lab. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized via effective interest method as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of September 30, 2024, and December 31, 2023, the related party promissory note net of unamortized debt discount was $132,000. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $8,580 in accrued interest for the three months ended
September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $25,740 in accrued interest for a total interest expense of $25,740 for the nine months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) had $46,860 and $21,120 in accrued interest as of September 30, 2024, and December 31, 2023, respectively, which are included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.
(4).	On December 26, 2023, VSee Lab received a 10.00% original issue discount promissory note with a principal balance of $77,000 from the then CEO, Milton Chen, for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized via effective interest method as interest expense over the life of the underlying note payable. The promissory note matured on March 28, 2024. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of September 30, 2024, and December 31, 2023, the related party promissory note net of unamortized debt discount was $77,000 and $70,000, respectively. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $5,005 in accrued interest for a total interest expense of $5,005 for the three months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) recognized $7,000 of amortized debt discount and $12,320 in accrued interest for a total interest expense of $19,320 for the nine months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) had $12,320 and $0 in accrued interest as of September 30, 2024, and December 31, 2023, respectively, which are included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

Related Party Transactions by iDoc

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the following related party transactions incurred by iDoc due to acquisition of iDoc on June 24, 2024 (see further Note 3 Business Combination).

(1)	A related party balance due from the then CEO of iDoc, Imoigele Aisiku, for cash transferred through a company controlled by him. The balance due from the related party on September 30, 2024 was $795,380. The transactions and amounts are unsecured and non-interest-bearing and are not necessarily what third parties would agree to.
(2)	A note receivable that was issued and sold on September 1, 2022 from iDoc to the then CEO of iDoc, Imoigele Aisiku, with a principal balance of $336,000. The note bears no interest and matures on January 31, 2023. As of September 30, 2024, the related party note receivable was $245,500 and is included in the Related Party Note Receivable disclosure on the condensed consolidated balance sheets. No interest was recognized for the three and nine months ended September 30, 2024 and the note is in default.
(3)	iDoc issued a promissory note on May 15, 2023 with a principal balance of $200,000 from a board member (“Holder”). The note bears no interest and matures on May 15, 2026. iDoc shall use the funds solely for the purchase of telepresence robots. The Holder has security rights to eight (8) telepresence robots, from the 13th to 20th, that iDoc deployed. iDoc is required to make payments to the Holder based on eighty percent (80%) of the monthly revenue generated on the eight telepresence robots from the twelfth through the twentieth deployment of the telepresence robots. As of September 30, 2024, the related party promissory note was $141,651, including a fair value adjustment of $58,349. The loan is included in the Related Party Loan Payable disclosure on the condensed consolidated balance sheets. No interest is recognized for the three and nine months ended September 30, 2024.
(4)	On March 28, 2024, iDoc issued and sold a secured convertible promissory note in the principal amount of $224,000 (the “Note”) to Mr. David L. Wickersham who became a member of the Company’s board of directors on July 17, 2024. Interest is accrued at $2,000 per month. The Note was fully satisfied and paid off by the issuance of 114,000 shares of the Company common stock to Mr. Wickersham on the maturity date of June 30, 2024.

Related Party Transactions by VSee Health (f/k/a DHAC)

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the following related party transactions incurred by DHAC due to the reverse merger with DHAC on June 24, 2024 (see further Note 11 Equity).

(1).	On October 24, 2022, DHAC issued and sold an unsecured promissory note in the aggregate principal amount of $350,000 to Digital Health Sponsor, LLC, the sponsor of DHAC (“Sponsor”) On November 21, 2023, DHAC entered into a Conversion SPA with the Sponsor, pursuant to which the loans in aggregate amount of $350,000 would be converted into Series A Preferred Shares at the Closing of the Business Combination. The Company paid off this promissory note by issuing 350 shares of Series A Preferred Stocks to the Sponsor at the Closing.
(2).	On February 2, 2023, SCS Capital Partners LLC, a Sponsor affiliate issued a $250,000 interest-free loan to DHAC for Nasdaq fee payment and litigation expense, and on August 17, 2023, such loan was amended and restated to include an additional $315,000 interest-free loan to DHAC for operating expenses, making the aggregate principal amount to be $565,000. On May 5, 2023, SCS Capital Partners, LLC issued another $200,000 loan to DHAC for operating expenses. The related note bears interest of 10% and would mature on May 5, 2024. On November 21, 2023, DHAC entered into a Conversion SPA with SCS Capital Partners LLC, pursuant to which the loans in aggregate amount of $765,000 will be converted into Series A Preferred Shares at the Closing of the Business Combination. The Company paid off this promissory note by issuing 765 shares of Series A Preferred Stocks to SCS Capital Partners LLC at the Closing.
(3).	SCS, LLC, as the administrator of DHAC, incurred monthly office management and other operating expenses since the inception of DHAC. As of November 21, 2023, a total of $153,000 office expense was incurred. On November 21, 2023, DHAC entered into a Conversion SPA with SCS, LLC, pursuant to which the outstanding office expenses in aggregate amount of $153,000 will be converted into Series A Preferred Shares at the Closing of the Business Combination. The Company paid off this outstanding office expense by issuing 153 shares of Series A Preferred Stocks to SCS, LLC at the Closing. The Company has no further obligation regarding this transaction.
(4).	On November 21, 2023, DHAC entered into a convertible note purchase agreement, pursuant to which an institutional and accredited investor, the Quantum Investor, subscribed for and purchased, and the Company issued and sold to the Quantum Investor, after the Closing of the Business Combination on June 25, 2024 and as further amended on July 3, 2024, a 7% original issue discount convertible promissory note, the Quantum Convertible Note, in the aggregate principal amount of $3,000,000. SCS Capital Partners LLC, a Sponsor affiliate, owns approximately 40.74% of the Quantum Investor. As of September 30, 2024, the full principal amount of the Quantum Convertible Note plus interest accrued thereof remains due and payable. See further Note 7 Line of Credit and Notes Payable, Net of Discount.
(5).	On June 21, 2024, we entered into a Consulting Services Agreement with SCS, LLC (“SCS”), who is an affiliate of our Sponsor, pursuant to which we shall pay SCS $12,500 per month for business consulting services and $2,500 per month for access to remote office space in Boca Raton, FL. In addition, the Consulting Services Agreement calls for the issuance of $25,000 worth of shares of common stock at issuance and an additional $25,000 worth of common stock on or about each of the Company’s filings on Form 10-K or Form 10-Q. The agreement shall continue for twelve (12) months and shall automatically continue on a six-month term basis thereafter unless terminated by either party. During the quarter ended September 30, 2024, the Company made cash payments totaling $60,000 to SCS, representing $45,000 of consulting expense recognized during the quarter ended September 30, 2024, and prepaid expenses of $15,000 as of September 30, 2024. In addition, the Company issued 2,500 shares of common stock to SCS with a fair value of $25,000 and recognized total consulting expense of $31,250 related to the share-based compensation for the quarter ended September 30, 2024.

(6).	On June 24, 2024, DHAC owed the Sponsor and certain Sponsor affiliates $504,659 in advance to cover working capital needs, which were non-interest bearing due on demand. On June 25, 2024, $47,800 of such advances were repaid in cash. As of September 30, 2024, $456,858 of advances due to the Sponsor and certain Sponsor affiliates remains due and payable. The Sponsor has no further obligation to fund working capital needs.

(7).	On November 8, 2024, the Sponsor affiliate, SCS and the Company executed a securities purchase agreement whereby certain working capital funds advanced by SCS in the aggregate amount of $405,000 as of September 30, 2024 were converted into 202,500 shares of Common Stock. After the execution of the securities purchase agreement and as disclosed above, approximately $52,000 of working capital advances from the Sponsor and certain Sponsor affiliates remains due and payable.

iDoc
Related Party

Note 10Related Party

During the years ended December 31, 2023 and 2022, the Company advanced $136,981 and $146,684 in cash from the CEO through a company controlled by him. During the years ended December 31, 2023 and 2022, the Company advanced $192,184 and $18,612 to related parties for cost-sharing expenses. The balance due from the related party on December 31, 2023 and 2022, was $1,008,101 and $678,936, respectively.

The Company paid and incurred $32,450 and $59,100 on auto leases on behalf of the CEO for the years ended December 31, 2023 and 2022, respectively. The Company made office space lease payments of $186,000 and $162,000 to the CEO during the years ended December 31, 2023 and 2022, respectively.

On May 15, 2023, the Company received a promissory note with a principal balance of $200,000 from an accredited investor (“Holder”). The note bears no interest and matures on May 15, 2026. The Company shall use the funds solely for the purchase of telepresence robots. The Holder has security rights to eight (8) telepresence robots deployed. The Company is required to make payments to the Holder based on eighty percent (80%) of the monthly revenue generated on eight telepresence robots from the twelfth through the twentieth deployment of the telepresence robots. At December 31, 2023, the related party promissory note was $200,000, and is included in loan payable, related party, on the consolidated balance sheets. No interest is recognized for the year ending December 31, 2023.